NON CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF SUBSIDIARIES OF NON-CONTROLLING INTERESTS	The following Company subsidiaries which have non-controlling interests:
	December 31,	December 31,
	2022	2021

Cust2mate	$(2,791)	$(1,026)
AAI	394	419
	$(2,397)	$(607)